Intangible Assets, net (Tables)	12 Months Ended
Dec. 31, 2023
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Schedule of Intangible Assets
Intangible assets at December 31, 2023 and 2022 are summarized as follows:

			December 31, 2023			December 31, 2022
($ in millions)	Estimated Life (Years)	Weighted- Average Amortization Period (Years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Amortized:
Customer relationships	2-20	15.6	2,305	1,582	723	2,303	1,464	838
Computer software and game library	3-14	5.8	916	855	61	887	809	78
Trademarks	1-20	12.7	185	127	58	184	119	65
Developed technologies	2-15	6.1	286	232	54	283	222	61
Capitalized software development	2-5	1.7	33	4	29	—	—	—
Licenses - IP	2-10	8.5	396	29	367	75	—	75
Licenses - Other	4-23	4.5	61	59	2	58	55	3
Other	2-17	6.2	47	32	15	40	31	9
			4,228	2,919	1,310	3,830	2,700	1,130
Unamortized:
Trademarks			245	—	245	245	—	245
			4,473	2,919	1,555	4,075	2,700	1,375

Schedule of Intangible Assets, not Subject to Amortization
Intangible assets at December 31, 2023 and 2022 are summarized as follows:

			December 31, 2023			December 31, 2022
($ in millions)	Estimated Life (Years)	Weighted- Average Amortization Period (Years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Amortized:
Customer relationships	2-20	15.6	2,305	1,582	723	2,303	1,464	838
Computer software and game library	3-14	5.8	916	855	61	887	809	78
Trademarks	1-20	12.7	185	127	58	184	119	65
Developed technologies	2-15	6.1	286	232	54	283	222	61
Capitalized software development	2-5	1.7	33	4	29	—	—	—
Licenses - IP	2-10	8.5	396	29	367	75	—	75
Licenses - Other	4-23	4.5	61	59	2	58	55	3
Other	2-17	6.2	47	32	15	40	31	9
			4,228	2,919	1,310	3,830	2,700	1,130
Unamortized:
Trademarks			245	—	245	245	—	245
			4,473	2,919	1,555	4,075	2,700	1,375

Schedule of Expected Amortization Expense on Intangible Assets	Amortization expense on intangible assets for the next five years is expected to be as follows ($ in millions):

Year	Amount
2024	210
2025	200
2026	156
2027	145
2028	143
855